Employee benefits (Schedule of Net Cost of Period Related to Retirement Benefits Plan) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate	9.50%	7.50%	6.75%
Rate of salary increase	4.50%	4.50%	4.50%